                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                          Certified Shareholder Report
                of Registered Management Investment Companies

                                    811-7193

                      (Investment Company Act File Number)

                          Federated Institutional Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/06

             Date of Reporting Period: Six months ended 4/30/06
                                       ------------------------

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2006	2005	2004	2003

Net Asset Value, Beginning of Period	$10.70	$12.00	$11.64	$10.00
Income From Investment Operations:
Net investment income	0.41	0.81	0.93	0.90
Net realized and unrealized gain (loss) on investments	0.17	(0.40)	0.45	1.63

TOTAL FROM INVESTMENT OPERATIONS	0.58	0.41	1.38	2.53

Less Distributions:
Distributions from net investment income	(0.42)	(0.89)	(0.95)	(0.89)
Distributions from net realized gain on investments	(0.43)	(0.82)	(0.07)	--

TOTAL DISTRIBUTIONS	(0.85)	(1.71)	(1.02)	(0.89)

Net Asset Value, End of Period	$10.43	$10.70	$12.00	$11.64

Total Return[1]	5.75%	3.69%	12.43%	26.19%

Ratios to Average Net Assets:

Net expenses	0.50%[2]	0.51%	0.50%	0.46%

Net investment income	7.81%[2]	7.50%	7.79%	8.20%

Expense waiver/reimbursement[3]	1.31%[2]	1.03%	0.71%	0.84%

Supplemental Data:

Net assets, end of period (000 omitted)	$22,880	$19,547	$36,763	$48,437

Portfolio turnover	43%	35%	56%	22%

Redemption fees consisted of the following per share amounts	$0.00 [4]	$0.00 [4]	$0.00 [4]	$0.00 [4]

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period[1]

Actual	$1,000	$1,057.50	$2.55

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.32	$2.51

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2006, the Fund’s index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]

Media--Non-Cable	9.2%

Industrial--Other	7.0%

Health Care	6.5%

Chemicals	6.4%

Utility--Natural Gas	6.1%

Gaming	5.8%

Automotive	5.7%

Consumer Products	5.6%

Utility--Electric	4.6%

Food & Beverage	4.0%

Technology	3.7%

Other[3]	31.5%

Cash Equivalents[4]	3.3%

Other Assets and Liabilities--Net[5]	0.6%

TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund’s adviser.

2 As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Principal Amount			Value

		CORPORATE BONDS--91.7%
		Aerospace / Defense--2.1%
$75,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$74,250
75,000	[1,2]	DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	74,625
50,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	51,375
100,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	96,500
100,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	94,500
75,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	79,125

		TOTAL	470,375

		Automotive--5.5%
50,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	39,750
100,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	82,000
150,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	110,250
275,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	247,070
200,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	187,565
150,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	142,604
125,000		General Motors Corp., Note, 8.375%, 7/15/2033	93,750
50,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	46,250
50,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	25,750
50,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	46,500
50,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	54,000
50,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	55,500
50,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	50,875
75,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	73,875

		TOTAL	1,255,739

		Building Materials--2.2%
50,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	51,750
75,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	75,375
50,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	52,500
100,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	81,500
75,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	57,469
50,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	51,500
50,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	51,500
75,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	77,437

		TOTAL	499,031

		CORPORATE BONDS--continued
		Chemicals--6.2%
$50,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	$50,106
75,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	68,625
100,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	95,500
155,000		Crystal US Holdings, Sr. Disc. Note, 10/1/2014	123,225
50,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	55,250
50,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	53,812
100,000		Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009	105,125
125,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	129,687
125,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	134,063
59,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	64,900
50,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	50,500
100,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	103,750
125,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	124,531
50,000	[1,2]	PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013	47,750
75,000		Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	71,438
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	78,438
50,000	[1,2]	VeraSun Energy Corp., Sr. Secd. Note, 9.875%, 12/15/2012	53,500

		TOTAL	1,410,200

		Construction Machinery--0.5%
50,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	53,375
50,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	54,375

		TOTAL	107,750

		Consumer Products--5.4%
100,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	81,250
75,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	78,375
50,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	51,000
75,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	63,187
50,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	48,500
75,000		Doane Pet Care Co., Sr. Sub. Note, Series WI, 10.625%, 11/15/2015	91,875
325,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	252,687
100,000	[1,2]	Jostens Holding Corp., Sr. Note, 8.75%, 12/1/2013	98,000
25,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	24,500
50,000	[1,2]	Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014	52,000
75,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	78,563
125,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	105,625
50,000	[1,2]	Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014	49,875
125,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	115,938
		CORPORATE BONDS--continued
		Consumer Products--continued
$45,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	$48,375

		TOTAL	1,239,750

		Energy--2.2%
50,000	[1,2]	Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016	49,625
100,000	[1,2]	Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	98,750
50,000		Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015	48,125
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	75,532
50,000		Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015	48,750
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	48,500
25,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	25,719
100,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	106,750

		TOTAL	501,751

		Entertainment--2.1%
50,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	50,750
50,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	53,750
125,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	100,000
75,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.81813%, 4/1/2012	75,750
75,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	76,312
75,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	82,969
50,000		Universal City Florida Holding Co., Floating Rate Note, 9.43%, 5/1/2010	51,750

		TOTAL	491,281

		Environmental--0.6%
100,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%, 4/1/2008	105,500
32,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	36,320

		TOTAL	141,820

		Financial Institutions--0.4%
100,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	99,750

		Food & Beverage--3.8%
200,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	168,000
50,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	51,500
50,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	51,125
75,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	72,000
75,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	75,375
100,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	100,750
75,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	78,281
50,000		Pilgrim’s Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	50,750
		CORPORATE BONDS--continued
		Food & Beverage--continued
$125,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	$103,750
50,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	51,500
75,000		UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	67,969

		TOTAL	871,000

		Gaming--5.6%
75,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	74,437
100,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	104,250
100,000	[1,2]	Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012	104,000
50,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	50,250
75,000		Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015	78,187
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	237,937
75,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	80,063
50,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	48,559
50,000	[1,2]	Majestic Star Casino LLC, Sr. Note, 9.75%, 1/15/2011	51,500
100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	108,000
75,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	74,063
50,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	50,750
100,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	97,750
75,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	78,375
50,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	48,875

		TOTAL	1,286,996

		Health Care--6.2%
50,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	53,750
50,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	54,000
125,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	133,437
150,000		CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	106,875
75,000	[1,2]	CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	77,438
100,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	104,750
100,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	95,750
150,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	145,179
75,000		HCA, Inc., Sr. Note, 6.75%, 7/15/2013	74,697
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	96,957
50,000		National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	56,750
50,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	49,688
50,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	51,500
50,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.50%, 2/1/2015	51,125
		CORPORATE BONDS--continued
		Health Care--continued
$125,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	$125,625
50,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	51,875
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	48,625
50,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	49,188

		TOTAL	1,427,209

		Industrial - Other--6.8%
125,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	123,125
50,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	47,000
75,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	82,125
100,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	109,000
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	53,375
100,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	101,000
98,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	109,270
150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	143,062
75,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	82,500
146,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	159,870
75,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	78,937
75,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	73,875
75,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	82,688
83,915		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	88,111
75,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	73,313
100,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	101,500
50,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	50,000

		TOTAL	1,558,751

		Lodging--1.3%
50,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	48,125
150,000	[1,2]	Host Marriott LP, Note, 6.75%, 6/1/2016	148,875
100,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	108,000

		TOTAL	305,000

		Media - Cable--2.0%
150,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	151,875
150,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	162,750
100,000	[1,2]	Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015	102,500
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	49,250

		TOTAL	466,375

		CORPORATE BONDS--continued
		Media - Non-Cable--8.9%
$50,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	$53,125
75,000		Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011	79,312
82,445		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	79,559
50,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	50,500
100,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	102,500
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	98,250
119,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	131,644
150,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	128,250
100,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	96,625
75,000		Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	64,125
125,000	[1,2]	Intelsat Bermuda Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	91,250
75,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	78,375
50,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	48,875
75,000		NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	53,531
50,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	45,812
175,000		PanAmSat Holding Corp., Discount Bond, 11/1/2014	127,312
50,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	48,375
50,000	[1,2]	Quebecor Media Inc., Sr. Unsecd. Note, 7.75%, 3/15/2016	51,500
75,000	[1,2]	R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013	70,125
75,000	[1,2]	R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013	70,125
50,000	[1,2]	R.H. Donnelley Corp., Sr. Note, 8.875%, 1/15/2016	51,688
75,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	84,563
50,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	49,000
50,000	[1,2]	Southern Graphics Systems, Inc., Sr. Sub. Note, 12.00%, 12/15/2013	53,000
125,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	124,688
100,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014	101,000

		TOTAL	2,033,109

		Metals & Mining--0.7%
75,000		Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	82,687
75,000	[1,2]	Novelis, Inc., Sr. Note, 7.50%, 2/15/2015	73,125

		TOTAL	155,812

		Packaging--2.5%
75,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	73,031
100,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	109,500
100,000	[1,2]	Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016	103,500
50,000	[1,2]	Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	51,625
75,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	79,875
		CORPORATE BONDS--continued
		Packaging--continued
$100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	$101,000
50,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	50,750

		TOTAL	569,281

		Paper--2.4%
75,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	76,125
125,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	121,875
100,000		Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013	93,750
75,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	79,500
50,000		Mercer International, Inc., 9.25%, 2/15/2013	46,625
100,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	109,000
50,000		Tembec Industries, Inc., 8.50%, 2/1/2011	30,500

		TOTAL	557,375

		Pharmaceuticals--0.2%
50,000	[1,2]	Angiotech Pharmaceuticals, Inc., Sr. Sub. Note, 7.75%, 4/1/2014	50,500

		Restaurants--1.0%
50,000	[1,2]	Dave & Buster’s, Inc., Sr. Note, 11.25%, 3/15/2014	50,750
50,000	[1,2]	El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013	52,000
75,000		Landry’s Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	72,375
50,000	[1,2]	NPC International, Inc., Sr. Sub. Note, 9.50%, 5/1/2014	50,750

		TOTAL	225,875

		Retailers--1.6%
50,000	[1,2]	AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014	50,500
100,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	102,250
73,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	72,361
75,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	86,173
50,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	53,438

		TOTAL	364,722

		Services--1.1%
32,000		CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010	34,720
49,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	52,736
50,000	[1,2]	HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013	49,875
100,000		Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013	105,500

		TOTAL	242,831

		Technology--3.6%
75,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	82,767
50,000	[1,2]	Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	51,125
75,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	77,250
		CORPORATE BONDS--continued
		Technology--continued
$50,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	$46,875
50,000	[1,2]	SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	53,375
75,000	[1,2]	SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	81,000
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.49%, 4/1/2012	51,205
100,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013	107,250
50,000	[1,2]	SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015	54,000
100,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	109,750
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	109,250

		TOTAL	823,847

		Textile--0.5%
50,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	52,875
50,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	52,875

		TOTAL	105,750

		Transportation--1.3%
50,000	[1,2]	Hertz Corp., Sr. Note, 8.875%, 1/1/2014	53,375
100,000	[1,2]	Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	111,125
125,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	135,313

		TOTAL	299,813

		Utility - Electric--4.4%
50,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	50,000
50,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	51,438
75,000		Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009	77,156
100,000		Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011	113,250
94,190	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	91,380
50,000	[1,2]	Mirant North America LLC, Sr. Note, 7.375%, 12/31/2013	50,438
50,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	50,375
50,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	50,563
50,000		Nevada Power Co., 6.50%, 4/15/2012	50,610
50,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	48,420
65,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	71,712
50,000		Northwestern Corp., Note, 5.875%, 11/1/2014	49,451
100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	110,500
50,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	51,000
50,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	49,627
50,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	51,250

		TOTAL	1,017,170

		CORPORATE BONDS--continued
		Utility - Natural Gas--6.0%
$75,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	$75,000
50,000	[1,2]	Atlas Pipeline Partners LP, Sr. Note, 8.125%, 12/15/2015	51,875
100,000		El Paso Corp., 6.75%, 5/15/2009	99,875
50,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	49,750
125,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	118,438
75,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	71,250
50,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	48,250
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	76,125
50,000	[1,2]	SemGroup LP, Sr. Note, 8.75%, 11/15/2015	51,250
50,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	50,716
50,000	[1,2]	Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	50,125
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	249,755
75,000	[1,2]	Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016	74,906
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	105,500
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	187,250

		TOTAL	1,360,065

		Wireless Communications--2.1%
50,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.74%, 1/1/2013	52,500
75,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	78,375
75,000		New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	81,188
125,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.035%, 12/15/2010	129,375
50,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	52,875
75,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	79,125

		TOTAL	473,438

		Wireline Communications--2.5%
75,000		AT&T Corp., Sr. Note, 9.75%, 11/15/2031	89,031
75,000	[1,2]	Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016	78,000
300,000		Qwest Corp., Note, 8.875%, 3/15/2012	330,000
75,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	78,375

		TOTAL	575,406

		TOTAL CORPORATE BONDS (IDENTIFIED COST $20,698,018)	20,987,772

Shares or Principal Amount			Value

		COMMON STOCKS--0.3%
		Food & Beverage--0.2%
2,490		B&G Foods, Inc.	$37,275

		Industrial - Other--0.1%
17,689	[1,3]	ACP Holdings Corp., Warrants	29,629

		TOTAL COMMON STOCKS (IDENTIFIED COST $37,342)	66,904

		PREFERRED STOCK--0.8%
		Retailers--0.8%
150		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A (IDENTIFIED COST $150,900)	165,375

		MUTUAL FUND--3.4%
115,394	[4]	High Yield Bond Portfolio (IDENTIFIED COST $776,626)	778,907

		REPURCHASE AGREEMENT--3.3%
$757,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001. (AT COST)	757,000

		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $22,419,886)[5]	22,755,958

		OTHER ASSETS AND LIABILITIES--NET--0.5%	123,969

		TOTAL NET ASSETS--100%	$22,879,927

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $4,490,256 which represents 19.6% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund’s Board of Trustees. At April 30, 2006, these securities amounted to $4,460,627 which represents 19.5% of total net assets.

3 Non-income producing security.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $22,465,878.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value, including $778,907 of investments in affiliated issuers (Note 5) (identified cost $22,419,886)		$22,755,958
Cash		402
Income receivable		418,342
Receivable for investments sold		230,121

TOTAL ASSETS		23,404,823

Liabilities:
Payable for investments purchased	$399,776
Payable for shares redeemed	11,642
Income distribution payable	97,495
Accrued expenses	15,983

TOTAL LIABILITIES		524,896

Net assets for 2,193,403 shares outstanding		$22,879,927

Net Assets Consist of:
Paid-in capital		$22,487,801
Net unrealized appreciation of investments		336,072
Accumulated net realized gain on investments		81,110
Distributions in excess of net investment income		(25,056)

TOTAL NET ASSETS		$22,879,927

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net asset value per share ($22,879,927 ÷ 2,193,403 shares outstanding), no par value, unlimited shares authorized		$10.43

Offering price per share		$10.43

Redemption proceeds per share (98.00/100 of $10.43)[1]		$10.22

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Interest (net of foreign taxes withheld of $153)			$846,998
Dividends (including $92,197 received from affiliated issuers) (Note 5)			94,321

TOTAL INCOME			941,319

Expenses:
Investment adviser fee (Note 5)		$45,260
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,275
Transfer and dividend disbursing agent fees and expenses		8,256
Directors’/Trustees’ fees		2,652
Auditing fees		11,601
Legal fees		3,273
Portfolio accounting fees		32,046
Share registration costs		12,305
Printing and postage		8,187
Insurance premiums		3,723
Miscellaneous		1,096

TOTAL EXPENSES		205,058

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(45,260)
Waiver of administrative personnel and services fee	(12,284)
Reimbursement of other operating expenses	(90,433)

TOTAL WAIVERS AND REIMBURSEMENT		(147,977)

Net expenses			57,081

Net investment income			884,238

Realized and Unrealized Gain on Investments:
Net realized gain on investments (including realized gain of $17,719 on sales of investments in affiliated issuers) (Note 5)			124,724
Net change in unrealized appreciation of investments			256,388

Net realized and unrealized gain on investments			381,112

Change in net assets resulting from operations			$1,265,350

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$884,238	$2,129,118
Net realized gain on investments	124,724	935,828
Net change in unrealized appreciation/depreciation of investments	256,388	(2,058,724)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,265,350	1,006,222

Distributions to Shareholders:
Distributions from net investment income	(920,049)	(2,270,882)
Distributions from net realized gains	(776,109)	(2,528,345)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,696,158)	(4,799,227)

Share Transactions:
Proceeds from sale of shares	9,306,329	7,215,191
Net asset value of shares issued to shareholders in payment of distributions declared	494,458	1,786,006
Cost of shares redeemed	(6,037,087)	(22,423,779)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,763,700	(13,422,582)

Change in net assets	3,332,892	(17,215,587)

Net Assets:
Beginning of period	19,547,035	36,762,622

End of period (including undistributed (distributions in excess of) net investment income of $(25,056) and $10,755, respectively)	$22,879,927	$19,547,035

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost

ACP Holdings Corp., Warrants	9/24/2003	$0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006	Year Ended 10/31/2005

Shares sold	899,747	646,029
Shares issued to shareholders in payment of distributions declared	47,900	159,858
Shares redeemed	(580,960)	(2,041,514)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	366,687	(1,235,627)

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $22,465,878. The net unrealized appreciation of investments for federal tax purposes was $290,080. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $633,718 and net unrealized depreciation from investments for those securities having an excess of cost over value of $343,638.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $45,260 of its fee and voluntarily reimbursed $90,433 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.549% of average aggregate daily net assets of the Fund.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the six months ended April 30, 2006, the redemption fees amounted to $553.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended April 30, 2006 are as follows:

Affiliates	Balance of Shares Held 10/31/05	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/06	Value 4/30/06	Dividend Income

High Yield Bond Portfolio	4	844,500	729,110	115,394	$778,907	$92,197

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2006, were as follows:

Purchases	$11,586,442

Sales	$9,339,325

7. LEGAL PROCEEDINGS

Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund’s Board has reviewed the Fund’s investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund’s investment objectives; the Adviser’s management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Fund’s Board is aware of these factors and is guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract.

For the period ending December 31, 2004, the Fund’s performance for the one year period was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated’s “profitability” and/or “costs” (which would include an assessment as to whether “economies of scale” would be realized if the fund were to grow to some sufficient size). In the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420B300

28539 (6/06)

Federated is a registered mark of Federated Investors, Inc.
2006 ©Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        June 21, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        June 21, 2006